Finance receivables - Schedule of finance receivables (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure For Finance Receivables [Abstract]
Balance - December 31, 2021	$ 0
Additions	7,805,825
Add: Interest income	183,037
Less: Interest payments	(149,906)
Less: Principal payments	(203,077)
Effects of foreign exchange	(204,223)
Balance - December 31, 2022	7,431,656
Current	0
Non-current	7,431,656
Balance - December 31, 2022	$ 7,431,656